(2) Significant Accounting Policies: Property and Equipment: Schedule of Property Subject to or Available for Operating Lease (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property Subject to or Available for Operating Lease, Gross	$ 3,686,213	$ 3,841,876
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(1,572,572)	(669,929)
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	2,113,641	3,325,110	3,461,985
Scenario, Previously Reported
Property Subject to or Available for Operating Lease, Gross		6,504,420	7,070,373
Property Subject to or Available for Operating Lease, Accumulated Depreciation		(3,179,310)	(3,608,388)
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively		$ 3,325,110	$ 3,461,985